UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2007

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     AKJ Asset Management, LLC
Address:  1180 Harker Avenue
          Palo Alto, CA  94301

Form 13F File Number:    28-10308

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kenneth R. Bilodeau, Jr.
Title:    Manager
Phone:    650-326-9090

Signature, Place and Date of Signing:
Kenneth R. Bilodeau, Jr.      Palo Alto, CA       July 16, 2007
          [Signature]                   [City, State]            [Date]

Report Type (Check only one.):
XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
___  13F  NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).) ___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           -0-

Form 13F Information Table Entry Total:      61

Form 13F Information Table Value Total:      $131,543 (x 1,000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



NAME OF ISSUER           TITLE  CUSIP      VALUE     SHARES    INV.     OTHER     VOTING AUTH
                         OF                X1000               DISC.    MGR
                         CLASS
                                                                                  SOLE   SHR   NONE
ABM Industries, Inc.     cs     00163T109  632       24,500    sole     n/a              n/a   24,500
Abbott Labs              cs     002824100  503       9,400     sole     n/a              n/a   9,400
Automatic Data Proc      cs     053015103  3,672     75,763    sole     n/a              n/a   75,763
Ameren Corp.             cs     023608102  1,240     25,300    sole     n/a              n/a   25,300
AFLAC Inc                cs     001055102  2,466     47,980    sole     n/a              n/a   47,980
American Intl Group.     cs     026874107  6,172     88,136    sole     n/a              n/a   88,136
Allied Cap Corp          cs     01903Q108  3,752     121,175   sole     n/a              n/a   121,175
Amerigas Partners        oa     030975106  664       18,375    sole     n/a              n/a   18,375
American Express         cs     025816109  1,312     21,450    sole     n/a              n/a   21,450
Bank America             cs     060505104  5,851     119,667   sole     n/a              n/a   119,667
Bristol Myers            cs     110122108  2,518     79,770    sole     n/a              n/a   79,770
BP PLC ADR               cs     055622104  217       3,002     sole     n/a              n/a   3,002
Broadbridge Finl Sol     cs     11133T103  357       18,690    sole     n/a              n/a   18,690
Citigroup                cs     172967101  258       5,030     sole     n/a              n/a   5,030
Crescent Real Est Eq     oa     225756105  1,566     69,775    sole     n/a              n/a   69,775
Cisco Systems            cs     17275R102  3,970     142,553   sole     n/a              n/a   142,553
Capitalsource Inc        cs     14055X102  2,562     104,200   sole     n/a              n/a   104,200
I Shares Dow Div         ut     464287168  3,106     43,200    sole     n/a              n/a   43,200
Consolidated Edison      cs     209115104  1,410     31,250    sole     n/a              n/a   31,250
Electronic Data Sys      cs     285661104  3,000     108,176   sole     n/a              n/a   108,176
I Share Tr MSCI          ut     464287465  458       5,665     sole     n/a              n/a   5,665
Fannie Mae               cs     313586109  2,561     39,200    sole     n/a              n/a   39,200
Florida Rock Inds        cs     341104101  2,400     35,550    sole     n/a              n/a   35,550
Great Bay Bancorp        cs     391648102  2,741     98,438    sole     n/a              n/a   98,438
General Electric         cs     369604103  4,463     116,595   sole     n/a              n/a   116,595
Great Plains Energy      cs     391164100  2,442     83,850    sole     n/a              n/a   83,850
Healthcare Prop Inv      oa     421915109  219       7,583     sole     n/a              n/a   7,583
Harrahs Entmt Inc        cs     413619107  3,508     41,150    sole     n/a              n/a   41,150
Harsco Corp.             cs     415864107  416       8,000     sole     n/a              n/a   8,000
Intel                    cs     458140100  3,762     158,470   sole     n/a              n/a   158,470
Johnson and Johnson      cs     478160104  1,193     19,357    sole     n/a              n/a   19,357
JP Morgan Chase          cs     46625H100  204       4,218     sole     n/a              n/a   4,218
Kimberly Clark           cs     494368103  2,144     32,049    sole     n/a              n/a   32,049
Kinder Morgan Energy     oa     494550106  3,577     64,820    sole     n/a              n/a   64,820
Kinder Morgan Mgmt       cs     49455U100  1,032     19,885    sole     n/a              n/a   19,885
Coca-Cola Co.            cs     191216100  3,107     59,400    sole     n/a              n/a   59,400
Lincoln National         cs     534187109  4,388     61,850    sole     n/a              n/a   61,850
Herman Miller Inc        cs     600544100  334       10,558    sole     n/a              n/a   10,558
3M Company               cs     88579Y101  4,091     47,134    sole     n/a              n/a   47,134
Altria Group Inc         cs     718154107  1,948     27,770    sole     n/a              n/a   27,770
Paccar                   cs     693718108  874       10,046    sole     n/a              n/a   10,046
Precision Castparts      cs     740189105  6,068     50,000    sole     n/a              n/a   50,000
Pepsi                    cs     713448108  237       3,660     sole     n/a              n/a   3,660
Pfizer                   cs     717081103  664       25,953    sole     n/a              n/a   25,953
Proctor and Gamble       cs     742718109  273       4,468     sole     n/a              n/a   4,468
Pharmaceutical Holdr     ut     71712A206  441       5,400     sole     n/a              n/a   5,400
Penn West Energy Tr      cs     707885109  6,246     187,165   sole     n/a              n/a   187,165
Schlumberger             cs     806857108  304       3,582     sole     n/a              n/a   3,582
A T & T Inc              cs     00206R102  315       7,597     sole     n/a              n/a   7,597
Integrys Energy Grp.     cs     45822P105  754       14,869    sole     n/a              n/a   14,869
Tyco                     cs     902124106  3,763     111,353   sole     n/a              n/a   111,353
US Bancorp               cs     902973304  330       10,000    sole     n/a              n/a   10,000
Vanguard Value ETF       ut     922908744  892       12,410    sole     n/a              n/a   12,410
Walgreen                 cs     931422109  4,203     96,538    sole     n/a              n/a   96,538
Wells Fargo              cs     949746101  1,011     28,754    sole     n/a              n/a   28,754
Washington Mutual        cs     939322103  3,682     86,350    sole     n/a              n/a   86,350
Williams Companies       cs     969457100  2,640     83,507    sole     n/a              n/a   83,507
Wal-Mart                 cs     931142103  3,299     68,575    sole     n/a              n/a   68,575
Western Union            cs     959802109  4,184     200,850   sole     n/a              n/a   200,850
Wyeth                    cs     983024100  285       4,965     sole     n/a              n/a   4,965
Exxon Mobil Corp.        cs     30231G102  862       10,275    sole     n/a              n/a   10,275


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